MORGAN STANLEY MULTI CAP GROWTH TRUST

522 Fifth Avenue

New York, NY  10036

March 15, 2013

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attn: Larry L. Greene

Re:                 Morgan Stanley Multi Cap Growth Trust (the “Fund”)
File Nos. 33-63685; 811-7377

Post-Effective Amendment No. 28

Dear Mr. Greene:

On behalf of the Fund, attached herewith for filing is the above referenced Post-Effective Amendment No. 28 to the Fund’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 29 pursuant to the Investment Company Act of 1940, as amended (the “Amendment”).

This filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of adding Class IS shares of the Fund. We understand that we may expect comments on this filing in approximately 30-45 days. Although this Amendment also includes updated information regarding the Fund, we anticipate filing a subsequent 485(b) filing to include all consents and opinions, as well as any other required information, in anticipation of going automatically effective on the 60th day after the date hereof. No fees are required in connection with this filing.

If you have any questions regarding the foregoing, please do not hesitate to contact me at 212.296.6983 (tel) or 646.452.4799 (fax) or Kristin M. Hester of Dechert LLP at 212.649.8796 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Tara A. Farrelly
Tara A. Farrelly

Enclosures

cc: Stefanie V. Chang Yu